Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Commitments and Contingencies
At December 31, 2018, the Company had commitments that require the following minimum future payments, which are not accrued in the consolidated balance sheets:

Minimum Future Payments for Commitments
($ millions)	Within 1 year	After 1 year but not more than 5 years	More than 5 years	Total
Operating leases(1)	233	504	1,186	1,923
Firm transportation agreements(1)	497	2,066	4,013	6,576
Unconditional purchase obligations(2)	1,620	3,656	4,822	10,098
Lease rentals and exploration work agreements	49	246	930	1,225
Obligations to fund equity investee(3)	53	293	395	741
	2,452	6,765	11,346	20,563

(1)	Included in operating leases and firm transportation agreements are blending and storage agreements and transportation commitments of $1.1 billion and $1.9 billion respectively with HMLP.

(2)	Includes processing services, distribution services, insurance premiums, drilling services, natural gas purchases and the purchase of refined petroleum products.

(3)	Equity investee refers to the Company’s investment in Husky-CNOOC Madura Ltd. joint venture, which is accounted for under the equity method for consolidated financial statement purposes.
The Company has income tax and royalty filings that are subject to audit and potential reassessment. The findings may impact the liabilities of the Company. The final results are not reasonably determinable at this time, and management believes that it has adequately provided for current and deferred income taxes.
The Company is involved in various claims and litigation arising in the normal course of business. While the outcome of these matters is uncertain and there can be no assurance that such matters will be resolved in the Company’s favour, the Company does not currently believe that the outcome of adverse decisions in any pending or threatened proceedings related to these and other matters would have a material adverse impact on its financial position, results of operations or liquidity.